Commitment and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021
Commitment and Contingencies
NOTE 6. COMMITMENTS
Registration Rights
Pursuant to a registration rights and stockholder agreement entered into on November 10, 2020, the holders of the Founder Shares (and any shares of Class A common stock issuable upon conversion of the Founder Shares), Private Warrants (and any shares of Class A common stock issuable upon the exercise of the Private Warrants), and warrants (and any shares of Class A common stock issuable upon exercise of such warrants) that may be issued upon conversion of Working Capital Loans will be entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities are entitled to make up to two demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,902,250 in the aggregate. The deferred fee will be forfeited by the underwriters solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.

Consulting Agreements
In November 2020, the
 Company entered into consulting agreements with several consultants to assist the Company with due diligence, deal structuring, investor relations services in connection with a potential merger, capital share exchange and asset acquisition or similar business combination. For the period from July 7, 2020 (inception) through
March 31, 2021
, the Company incurred and paid $252,500 of consulting fees. A success fee of $10,000,000 is payable to a third party upon the successful completion of a Business Combination for sourcing, due diligence, deal structuring, documentation and other services relating to consummating a Business Combination.
Merger Agreement
On December 16, 2020, the Company entered into an Agreement and Plan of Reorganization (“Merger Agreement”) by and among the Company, Merger Sub, and Barkbox, Inc., a Delaware corporation (“BarkBox”).
BarkBox is an omni-channel brand for dogs serving over 1 million dogs monthly through BarkBox and Super Chewer subscriptions and broad retail distribution of its comprehensive suite of best-in-class,
proprietary products.
Pursuant to the Merger Agreement, Merger Sub will merge with and into BarkBox, with BarkBox surviving the merger (the “Merger”). As a result of the Merger, BarkBox will become a wholly-owned subsidiary of the Company, with the stockholders of BarkBox becoming securityholders of the Company.
Under the Merger Agreement, the stockholders and other equity derivative holders of BarkBox will receive an aggregate of 150,000,000 shares of the Company’s Class A common stock, par value $0.0001 per share, subject to adjustment as set forth in the Merger Agreement.
The Merger is expected to be consummated after the required approval by our stockholders at our annual meeting of stockholders, which is scheduled for May 28, 2021, and the fulfillment of certain other conditions set forth in the Merger Agreement.

Barkbox Inc [Member]
Commitment and Contingencies
10.	COMMITMENT AND CONTINGENCIES
Operating Leases
The Company has operating leases for its offices expiring on September 15, 2029. Rental expense for operating leases was $3.5 million and $2.3 million for the years ended March 31, 2021 and 2020, respectively.
The following is a schedule by years of future minimum lease payments required under the operating leases that have initial or noncancelable lease terms in excess of one year as of March 31, 2021.

Fiscal year ending March 31:
2022	$4,113
2023	4,559
2024	4,269
2025	3,798
2026	3,899
Thereafter	6,459

Total minimum lease payments	$27,097

Litigation
The Company is party to various actions and claims arising in the normal course of business. The Company does not believe that the final outcome of these matters will have a material effect on the Company’s consolidated financial position, results of operations or cash flows. However, no assurance can be given that the final outcome of such proceedings will not materially impact the Company’s consolidated financial condition or results of operations.
In December 2019, the Company’s operations were disrupted due to an unplanned shutdown of one of its third-party warehouses. The Company filed a claim with the third-party warehouse provider to recover incremental costs incurred due to this disruption in operations. According to ASC 450,
Contingencies
, a recovery related to a contingent loss (e.g., insurance recovery) is a contingent gain. Recovery of a recorded contingent loss shall be recognized only when realization of the recovery is deemed probable and reasonably estimable. On November 5, 2020, the Company entered into a settlement agreement with the third-party warehouse and received payment of $0.8 million in consideration of this claim. The Company recorded this settlement payment within other income, net on the consolidated statements of operations and comprehensive loss.
Strategic License Partnerships
The Company has entered into several strategic license partnerships to license intellectual property to produce timely and relevant toys. Certain of these strategic license partnership agreements provide that the Company make minimum guarantee payments, regardless of the sales performance of the associated toys. As of March 31, 2021 and 2020, the future minimum guarantees related to our strategic license partnerships was $0.6 million and less than $0.1 million, respectively.